Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Operating Results of Discontinued Operations	The summarized results of operations of discontinued operations for the years ended December 31, 2023 consist of the following:
	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
Revenue	52,182	-	-	-
Cost of revenue	(26,364)	-	-	-
Gross profit	25,818	-	-	-

Selling and distribution expenses	(6,368)	-	-	-
Administrative expenses	(14,322)	-	-	-
Other income, net	10,972	-	-	-
Financial income, net	740	-	-	-
PROFIT BEFORE TAX FROM DISCONTINUED OPERATIONS	16,840	-	-	-

Income tax profit	934	-	-	-
Net profit for the year from discontinued operations	17,774	-	-	-
Comprehensive income for the year from discontinued operations	17,774	-	-	-